Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net loss	$ (44,599,000)	$ (205,842,000)	$ (196,295,000)	$ 14,192,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,046,000	7,028,000	9,324,000	9,436,000
Non cash lease expense	125,000	(62,000)	(13,000)	(59,000)
Deferred income taxes				(1,000)
Provision for credit losses	222,000	456,000	1,233,000	1,877,000
Provision for inventory obsolescence	(50,000)		1,328,000
Change in fair value of warrant liabilities	1,156,000	(6,788,000)	(6,164,000)	(42,109,000)
Inventory impairment			5,384,000	904,000
Goodwill impairment		112,347,000	112,347,000	3,610,000
IPR&D impairment		107,800,000	107,800,000
Stock-based compensation expense	8,628,000	11,442,000	15,017,000	15,856,000
Change in fair value of contingent consideration		(104,339,000)	(104,339,000)	(126,277,000)
Acquired in-process research and development		3,000,000	3,000,000
Issuance of common stock for stem-cells to be used in research and development		1,000,000	1,000,000
Issuance of common stock to Palantir as consideration for settlement agreement	175,000
Issuance of common stock relating to Yorkville debt extension			712,000
Discounts arising from RWI loan arrangement - related party		2,151,000	2,151,000
Fair value of warrant modification for professional services		403,000	403,000
Change in fair value of debt	694,000	354,000	1,177,000	2,522,000
Change in fair value of contingent stock consideration		(159,000)	(159,000)	186,000
Other, net	(285,000)	2,012,000	4,157,000	(37,000)
Issuance of common stock to Yorkville for debt extension and SEPA commitment fee	317,000	712,000
Loss on extinguishment of debt	3,908,000
Non cash interest expense	3,217,000
Changes in assets and liabilities:
Accounts receivable	1,054,000	(118,000)	(6,827,000)	(3,584,000)
Inventory	5,653,000	(1,605,000)	(865,000)	(16,891,000)
Prepaid expenses and other assets	109,000	2,179,000	5,606,000	49,000
Accounts payable	1,312,000	6,754,000	8,497,000	(2,948,000)
Accrued expenses and other liabilities	7,237,000	1,533,000	(1,128,000)	(2,623,000)
Accrued R&D software	(3,500,000)	24,161,000	(3,834,000)	7,333,000
Right-of-use assets and lease liabilities			275,000	263,000
Lease liabilities - operating	274,000	172,000
Deferred revenue	312,000	1,065,000	1,528,000	425,000
Net cash used in operating activities	(7,995,000)	(34,344,000)	(38,685,000)	(137,876,000)
Cash flow from investing activities:
Capital expenditures	(105,000)	(468,000)	(1,048,000)	(5,236,000)
Proceeds from Sanuwave convertible note receivable	2,175,000
Purchase of acquired in-process research and development		(3,000,000)	(3,000,000)
Net cash provided by (used in) investing activities	2,070,000	(3,468,000)	(4,048,000)	(5,236,000)
Cash flow from financing activities:
Proceeds from RWI senior secured bridge loan and warrants - related party			12,375,000	46,491,000
Proceeds from warrants and short-term debt - related parties	15,000,000	18,369,000
Proceeds from issuance of short-term debt - unaffiliated	2,993,000	2,000,000
Principal payments of Yorkville short-term debt			(16,811,000)
Proceeds from issuance of senior secured C.V. Starr bridge loan and warrants - related party			4,994,000
Proceeds from short-term debt				39,200,000
Proceeds from the sale of common stock in ATM offering		136,000	136,000	6,519,000
Payments of ATM offering costs and commissions				(498,000)
Repayments of short-term debt - unaffiliated	(17,374,000)	(16,811,000)
Payment of SEPA commitment fee	(25,000)
Repayments of short-term debt - related parties	(106,000)
Proceeds from other short-term debt			2,000,000
Proceeds from other short-term debt - related party			1,000,000
Proceeds from PIPE financing	6,000,000	12,750,000	12,750,000	30,000,000
Proceeds from the exercise of stock options		304,000	304,000	862,000
Tax withholding on vesting of restricted stock units	(430,000)	(87,000)	(101,000)	(132,000)
Proceeds from registered direct offering		9,000,000	9,000,000
Payments of PIPE and other issuance costs		(1,553,000)	(1,553,000)	(2,604,000)
Net cash provided by financing activities	6,058,000	24,108,000	24,094,000	119,838,000
Net increase (decrease) in cash, cash equivalents and restricted cash	133,000	(13,704,000)	(18,639,000)	(23,274,000)
Cash, cash equivalents and restricted cash at beginning of period	10,163,000	28,802,000	28,802,000	52,076,000
Cash, cash equivalents and restricted cash at end of period	10,296,000	15,098,000	10,163,000	28,802,000
Supplemental disclosure of cash flow information:
Cash paid for interest	144,000	1,073,000	1,073,000
Supplemental non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	(56,000)	(752,000)	(223,000)	(683,000)
Common stock issued for short-term debt conversion		4,599,000	4,599,000	4,099,000
Issuance of warrants on senior secured bridge loan		2,002,000	2,002,000
Reduction of right-of-use assets and associated lease liabilities - operating due to lease modification		(2,083,000)	(2,083,000)
PIPE related offering costs included in accrued expenses		(69,000)	(69,000)
Interest accrued on senior secured loans within long-term debt - related parties		(1,229,000)	(1,770,000)
Reclassification of option liabilities to equity				$ 441,000
Modification of C.V. Starr warrants in connection with forbearance	51,000
Issuance of RWI warrants in connection with forbearance	1,162,000
Reclassification of warrants from liability classified to equity classified	$ 2,970,000